Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2022	Apr. 30, 2022		Oct. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,499
Gains/(losses) recorded in income		84
Gains/(losses) recorded in OCI		(3)
Purchases/ Issuances		91
Sales/ Settlements		(36)
Transfers into/out of Level 3		153
Fair value, ending balance		1,788	$ 1,499
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	87
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		26
Purchases/ Issuances		1
Fair value, ending balance		25	26
Fair value, beginning balance		26			$ (35)
Gains/(losses) recorded in income		3	10	[2]	4	[2]
Purchases/ Issuances					(12)
Sales/ Settlements					51
Transfers into/out of Level 3		(5)	16		(7)
Fair value, ending balance			26		1
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	3
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3		(7)
Financial liabilities at fair value, class [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances			(22)
Transfers into/out of Level 3			47
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4	5		4
Gains/(losses) recorded in income		1			(1)	[2]
Purchases/ Issuances		1
Transfers into/out of Level 3		37
Fair value, ending balance		43	4		41
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Gains/(losses) recorded in income	[2]		(2)
Purchases/ Issuances			2		28
Transfers into/out of Level 3			(1)		10
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Gains/(losses) recorded in income		1
Fair value, ending balance		2	1
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		3
Purchases/ Issuances		1
Transfers into/out of Level 3		37
Fair value, ending balance		41	3
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,558	1,495		1,190
Gains/(losses) recorded in income		84	58	[2]	83	[2]
Gains/(losses) recorded in OCI		(3)	(3)		28
Purchases/ Issuances		89	116		78
Sales/ Settlements		(36)	(103)		(32)
Transfers into/out of Level 3		43
Fair value, ending balance		1,735	1,558		1,348
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	83
Transfers into/out of Level 3			(5)		1
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		17
Purchases/ Issuances		60
Transfers into/out of Level 3		43
Fair value, ending balance		120	17
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		60
Gains/(losses) recorded in income		1
Sales/ Settlements		(5)
Fair value, ending balance		56	60
Investment securities [member] | Equity securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,481
Gains/(losses) recorded in income		83
Gains/(losses) recorded in OCI		(3)
Purchases/ Issuances		29
Sales/ Settlements		(31)
Fair value, ending balance		1,559	1,481
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	83
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		8
Fair value, ending balance		10	8
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		26
Gains/(losses) recorded in income		2
Transfers into/out of Level 3		2
Fair value, ending balance		30	26
Change in unrealized gains/(losses)recorded in income for instruments still held	[3]	2
Derivative Financial Assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		11
Fair value, ending balance		11	11
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)	(2)
Fair value, ending balance			(2)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(7)
Fair value, ending balance		(7)	(7)
Interest rate contracts [member] | Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		2
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Fair value, ending balance		(6)	(6)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Gains/(losses) recorded in income		1
Purchases/ Issuances		(1)
Fair value, ending balance		(13)	(6)
Change in unrealized gains/(losses)recorded in income for instruments still held	[3]	1
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(87)	(137)		(119)
Gains/(losses) recorded in income		(4)	25	[2]
Purchases/ Issuances					(20)
Transfers into/out of Level 3		79
Fair value, ending balance		(12)	(87)		$ (139)
Financial liabilities at fair value through profit or loss, category [member] | Obligations Relating To Short Selling Of Securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Transfers into/out of Level 3		(1)
Fair value, ending balance		$ (3)	$ (2)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.